Leases - Additional information (Details) £ in Thousands	9 Months Ended
	Sep. 30, 2022 GBP (£)	Mar. 25, 2022 lease_agreement	Jan. 01, 2022 property lease_agreement
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | lease_agreement			6
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions	£ 200
United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property			3
Oxford, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | lease_agreement		3
Schrödinger Building in Oxford, United Kingdom, Lease One | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions	2,193
Schrödinger Building in Oxford, United Kingdom, Lease Two | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions	£ 369
Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property			1